Consolidated Statement of Changes in Stockholders' Equity (Parenthetical)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Statement of Stockholders' Equity [Abstract]
Issuance of Common Stock, $0.0001 Par Value | $ / shares	$ 0.0001
Common stock, shares exchanged | shares	2,090,301
Conversion of stock, costs	$ 4,742
Issuance of common stock units for cash, cost	219,954
Issuance of common stock units for a future research funding commitment, cost	$ 117,339